NDF-Q3

Quarterly Report
May 31, 2026
MFS®  New Discovery Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Aerospace & Defense – 6.1%
Aevex Corp. (a)(l)	246,504	$9,483,009
Amprius Technologies, Inc. (a)	484,851	9,832,778
CACI International, Inc., “A” (a)	78,098	40,104,104
HawkEye 360, Inc. (a)	395,435	13,053,309
Leonardo DRS, Inc.	774,855	37,781,930
Mirion Technologies, Inc. (a)	577,405	10,554,963
Standard Aero, Inc. (a)	345,690	9,900,562
		$130,710,655
Apparel, Footwear, & Accessories – 1.7%
Birkenstock Holding PLC (a)(l)	467,181	$21,055,848
Columbia Sportswear Co.	224,920	14,885,205
		$35,941,053
Auto & Auto Components – 2.1%
Modine Manufacturing Co. (a)	102,578	$28,610,030
Visteon Corp.	139,242	16,470,936
		$45,080,966
Brokerage & Asset Managers – 3.1%
GCM Grosvenor, Inc., “A”	751,633	$7,989,859
Lincoln International, Inc. (a)	670,570	15,302,407
PJT Partners, Inc.	165,957	25,374,825
WisdomTree Investments, Inc.	916,031	17,450,391
		$66,117,482
Chemicals – 2.9%
BioLife Solutions, Inc. (a)	844,897	$21,054,833
Element Solutions, Inc.	973,308	41,297,459
		$62,352,292
Construction – 5.2%
Installed Business Products, Inc.	70,652	$14,835,507
James Hardie Industries PLC (a)	1,021,281	23,775,422
Knife River Corp. (a)	250,790	19,689,523
QXO, Inc. (a)(l)	1,764,764	30,442,179
Simpson Manufacturing Co., Inc.	114,246	21,677,036
		$110,419,667
Consumer Services – 0.5%
Covista, Inc. (a)	95,560	$11,256,968
Diversified Financial Services – 0.5%
Miami International Holdings, Inc. (a)	249,676	$11,797,191
Electrical Equipment – 4.2%
Advanced Drainage Systems, Inc.	83,668	$11,643,239
Arxis, Inc. (a)	228,896	10,284,297
Littlefuse, Inc.	100,461	46,902,227
nVent Electric PLC	126,729	21,162,476
		$89,992,239

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.5%
Antero Resources Corp. (a)	380,755	$13,611,991
Matador Resources Co.	204,291	10,949,998
Viper Energy, Inc., “A”	176,639	8,037,074
		$32,599,063
Energy - Renewables – 1.7%
Bloom Energy Corp. (a)	125,732	$35,833,620
Engineering - Construction – 4.7%
Legence Corp., “A” (a)	355,258	$29,749,305
MYR Group, Inc. (a)	41,567	19,331,149
Primoris Services Corp.	235,887	29,669,867
TopBuild Corp. (a)	49,995	20,871,912
		$99,622,233
Entertainment & Leisure – 2.1%
Brunswick Corp.	201,916	$16,912,484
Corsair Gaming, Inc. (a)	1,261,615	15,316,006
Patrick Industries, Inc.	142,294	12,880,453
		$45,108,943
Food & Beverages – 0.3%
Once Upon a Farm PBC (a)(l)	438,415	$6,773,512
Hardware, Peripherals, & Assembly – 4.3%
Box, Inc., “A” (a)	827,966	$22,321,963
Digi International, Inc. (a)	319,218	21,323,762
IonQ, Inc. (a)(l)	326,442	23,526,675
nLIGHT, Inc. (a)	213,255	15,806,461
Q2 Holdings, Inc. (a)	171,035	8,098,507
		$91,077,368
Machinery & Tools – 4.8%
Donaldson Co., Inc.	347,248	$28,429,194
Finning International, Inc.	379,063	28,630,784
Flowserve Corp.	320,714	24,217,114
Timken Co.	175,395	22,447,052
		$103,724,144
Medical & Health Technology & Services – 6.3%
Azenta, Inc. (a)	556,939	$12,742,764
Charles River Laboratories International, Inc. (a)	185,265	33,479,238
Guardant Health, Inc. (a)	198,239	25,709,616
Heartflow, Inc. (a)	301,955	9,354,566
Schrodinger, Inc. (a)	1,213,659	18,447,617
Tempus AI, Inc. (a)	129,240	6,522,743
Waystar Holding Corp. (a)	1,416,610	28,204,705
		$134,461,249
Medical Equipment – 8.4%
AtriCure, Inc. (a)	341,866	$9,459,432
Billiontoone, Inc., “A” (a)	53,322	5,278,345
Bio-Techne Corp.	677,854	35,031,495
Caris Life Sciences, Inc. (a)	177,080	2,960,778
Ceribell, Inc. (a)	376,698	6,950,078
Globus Medical, Inc. (a)	158,271	12,959,229
Integer Holdings Corp. (a)	332,845	29,749,686
iRhythm Technologies, Inc. (a)	110,994	12,642,216
Merit Medical Systems, Inc. (a)	444,414	28,024,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
PROCEPT BioRobotics Corp. (a)	311,569	$8,203,612
Pulse Biosciences, Inc. (a)(l)	339,453	8,486,325
UFP Technologies, Inc. (a)	87,878	19,341,948
		$179,087,891
Metals & Mining – 1.8%
SSR Mining, Inc. (a)	694,087	$21,669,396
Uranium Energy Corp. (a)	1,271,315	17,506,008
		$39,175,404
Oil Services – 2.0%
NPK International, Inc. (a)	671,078	$9,744,053
Oceaneering International, Inc. (a)	554,753	21,208,207
TechnipFMC PLC	158,355	10,834,649
		$41,786,909
Pharmaceuticals & Biotechnology – 11.9%
Adaptive Biotechnologies Corp. (a)	786,166	$11,910,415
Annexon, Inc. (a)	668,226	3,621,785
Ascendis Pharma A.S., ADR (a)	81,267	18,212,747
CG Oncology, Inc. (a)	100,229	6,243,264
Cogent Biosciences, Inc. (a)	366,818	12,823,957
Collegium Pharmaceutical, Inc. (a)	585,155	19,667,060
Cytokinetics, Inc. (a)	202,120	15,514,731
Harmony Biosciences Holdings (a)	180,966	5,716,716
Immunocore Holdings PLC, ADR (a)	304,295	8,791,083
Ionis Pharmaceuticals, Inc. (a)	262,553	20,085,304
Kiniksa Pharmaceuticals International PLC (a)	298,137	14,423,868
Kymera Therapeutics, Inc. (a)	133,236	10,848,075
Legend Biotech Corp., ADR (a)	421,581	11,450,140
Ligand Pharmaceuticals, Inc. (a)	175,886	40,798,517
Mirum Pharmaceuticals, Inc. (a)	78,586	7,976,479
Neurocrine Biosciences, Inc. (a)	68,514	10,845,766
Oruka Therapeutics, Inc. (a)	121,469	7,109,581
Praxis Precision Medicines, Inc. (a)	21,831	7,640,195
Tarsus Pharmaceuticals, Inc. (a)	100,257	5,955,266
Ultragenyx Pharmaceutical, Inc. (a)	175,165	4,193,450
Veradermics, Inc. (a)(l)	108,307	10,929,259
		$254,757,658
Pollution Control – 0.7%
GFL Environmental, Inc.	454,930	$15,258,352
Real Estate - Storage & Office – 1.2%
Terreno Realty Corp., REIT	392,928	$25,811,440
Restaurants – 3.0%
Black Rock Coffee Bar, Inc., “A” (a)	485,111	$4,036,123
Chefs' Warehouse, Inc. (a)	427,455	32,717,406
Dutch Bros, Inc., “A” (a)	271,758	15,761,964
U.S. Foods Holding Corp. (a)	139,808	11,443,285
		$63,958,778
Retail & E-commerce – 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	266,895	$21,786,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 8.5%
Advanced Energy Industries, Inc.	166,070	$50,183,033
Benchmark Electronics, Inc.	151,309	12,779,558
Formfactor, Inc. (a)	258,502	32,206,764
MACOM Technology Solutions Holdings, Inc. (a)	68,537	24,991,332
Semtech Corp. (a)	124,394	18,975,061
TTM Technologies, Inc. (a)	245,417	42,633,841
		$181,769,589
Software – 2.3%
CCC Intelligent Holdings, Inc. (a)	3,278,853	$15,410,609
DigitalOcean, Inc. (a)	52,693	8,217,473
JFrog Ltd. (a)	334,124	26,556,176
		$50,184,258
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	530,746	$11,480,036
Telecom Services – 0.8%
Iridium Communications, Inc.	310,763	$16,091,308
Transportation & Logistics – 1.6%
Knight-Swift Transportation Holdings, Inc.	191,409	$14,476,263
XPO, Inc. (a)	91,336	19,568,738
		$34,045,001
Travel, Gaming, & Lodging – 0.4%
Sportradar Group AG (a)	657,847	$8,690,159
Total Common Stocks		$2,056,752,067
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A. (a)(u)	40,783	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a)	$ 2.565	11/23/22	4	$1

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 3.69% (v)	85,609,397	$85,617,958
Collateral for Securities Loaned – 4.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	90,188,868	$90,188,868

Other Assets, Less Liabilities – (4.3)%		(92,926,499)
Net Assets – 100.0%		$2,139,632,395

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,617,958 and
$2,146,940,936, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,899,218,136	$1	$—	$1,899,218,137
Canada	65,558,532	—	—	65,558,532
Australia	23,775,422	—	—	23,775,422
Germany	21,055,848	—	—	21,055,848
Denmark	18,212,747	—	—	18,212,747
China	11,450,140	—	—	11,450,140
United Kingdom	8,791,083	—	—	8,791,083
Switzerland	8,690,159	—	—	8,690,159
France	—	—	0	0
Investment Companies	175,806,826	—	—	175,806,826
Total	$2,232,558,893	$1	$0	$2,232,558,894
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2026, the fund held one level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,827,143	$659,765,672	$644,970,161	$(2,810)	$(1,886)	$85,617,958

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,181,020	$—